GENERAL INFORMATION	9 Months Ended
Mar. 31, 2023
GENERAL INFORMATION
GENERAL INFORMATION

1.    GENERAL INFORMATION

Bioceres Crop Solutions Corp. (NASDAQ:BIOX) is a leader in the development and commercialization of productivity solutions designed to regenerate agricultural ecosystems while making crops more resilient to climate change. To do this, Bioceres’ products create economic incentives for farmers and other stakeholders to adopt environmentally friendly production practices. Bioceres has a unique biotech platform with high impact, patented technologies for seeds and microbial ag inputs, as well as next generation crop nutrition and protection solutions.

Bioceres is a global company with an extensive geographic footprint. The Group’s agricultural inputs are marketed across more than 30 countries, mainly in Argentina, Brazil, United States,Europe and South Africa.

Unless the context otherwise requires, “we”, “us”, “our”, “Bioceres”, “BIOX”, “the Group”, and “Bioceres Crop Solutions” will refer to Bioceres Crop Solutions Corp. and its subsidiaries.